Long-Term Borrowings - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of long-term borrowings [Line Items]
Long term borrowing	€ 10,682	€ 11,943
Long-term borrowing, interest rate	8.00%
Capital funding [member] | EUR 500 million unsecured notes [member]
Disclosure of long-term borrowings [Line Items]
Decrease in borrowings	€ 500
Repayment of loan with accrued interest	€ 500
Redemption of coupon rate	0.00%
Aegon N.V [member]
Disclosure of long-term borrowings [Line Items]
Long term borrowing	€ 1,292	1,801
Long-term borrowing, market value	1,649	€ 2,198
Aegon N.V [member] | Capital funding [member] | EUR 500 million unsecured notes [member]
Disclosure of long-term borrowings [Line Items]
Decrease in borrowings	(509)
Long term borrowing	1,292
Repayment of loan with accrued interest	€ 500
Redemption of coupon rate	0.00%
Bottom of range [member] | Aegon N.V [member]
Disclosure of long-term borrowings [Line Items]
Borrowing maturity	Within one year
Long-term borrowing, interest rate	0.01%
Top of range [member] | Aegon N.V [member]
Disclosure of long-term borrowings [Line Items]
Borrowing maturity	21 years
Long-term borrowing, interest rate	6.625%